Derivative Instruments (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2013 USD ($)	Jun. 30, 2015 CNY (¥)	Jun. 26, 2015 USD ($)	Jun. 26, 2015 CNY (¥)	Jan. 09, 2015 USD ($)	Jan. 09, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)	Jul. 31, 2013 CNY (¥)
Derivative [Line Items]
Fair value of derivative instrument liability		¥ 0					¥ 33,000
Cash collateral under the derivative contracts		¥ 0
Cross currency interest rate swap contract [Member]
Derivative [Line Items]
Contracts effective date		Jan. 12, 2015
Contracts terminated date		Jun. 26, 2015
Fixed interest rate		4.42%
Interest rate per annum paid above reference rate		1.25%
Reference rate		three-month LIBOR
Cross currency interest rate swap contract [Member] | Bank [Member]
Derivative [Line Items]
Derivative, obliged to deliver			$ 13,683			¥ 85,000,000
Derivative, obliged to receive				¥ 85,000,000	$ 13,683
Interest-rate swap agreement [Member]
Derivative [Line Items]
Fixed interest rate	2.25%							2.25%
Notional amount | $	$ 20,000
Fair value of derivative instrument liability								¥ 167,000
Foreign exchange forward contracts [Member]
Derivative [Line Items]
Notional amount | $	20,000
Fair value of derivative instrument liability								¥ 2,211,000
Foreign exchange forward contract one [Member]
Derivative [Line Items]
Notional amount | $	$ 14,000
Contracts mature date	2014-08
Foreign exchange forward contract two [Member]
Derivative [Line Items]
Notional amount | $	$ 6,000
Contracts mature date	2014-02